18. Leases (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Lease With Purchase Option [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Total minimum lease payments		R$ 594,642
Less total interest		(45,812)
Present value of minimum lease payments		548,830
Less current portion		(128,936)
Noncurrent portion		419,894
Lease Without Purchase Option [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Total minimum lease payments	R$ 10,708,530	6,984,434
Less total interest	(3,124,338)	(1,480,484)
Present value of minimum lease payments	7,584,192	5,503,950
Less current portion	(1,317,008)	(1,275,776)
Noncurrent portion	6,267,184	4,228,174
2020 [member] | Lease With Purchase Option [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Total minimum lease payments		148,613
2020 [member] | Lease Without Purchase Option [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Total minimum lease payments		1,691,357
2021 [member] | Lease With Purchase Option [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Total minimum lease payments		148,744
2021 [member] | Lease Without Purchase Option [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Total minimum lease payments	2,102,771	1,324,403
2022 [member] | Lease With Purchase Option [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Total minimum lease payments		207,654
2022 [member] | Lease Without Purchase Option [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Total minimum lease payments	1,982,685	1,125,060
2023 [member] | Lease With Purchase Option [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Total minimum lease payments		72,801
2023 [member] | Lease Without Purchase Option [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Total minimum lease payments	1,642,264	904,627
2024 Thereafter [member] | Lease With Purchase Option [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Total minimum lease payments		11,279
2024 Thereafter [member] | Lease Without Purchase Option [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Total minimum lease payments	1,260,405	651,245
Thereafter [member] | Lease With Purchase Option [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Total minimum lease payments		5,551
Thereafter [member] | Lease Without Purchase Option [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Total minimum lease payments	R$ 3,720,405	R$ 1,287,742